Share capital	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Share capital [Text Block]

11. Share capital

(a) Authorized:

Unlimited common shares without par value or restrictions.

(b) Base shelf prospectus

On December 21, 2022, the Company filed a final short form base shelf prospectus (the "Prospectus") under which the Company may sell from time-to-time common shares, warrants, subscription receipts, units, debt securities and/or share purchase contracts of the Company, up to an aggregate of $300 million. The Prospectus has a term of 25-months from the filing date. As of December 31, 2022, no securities were issued under the Prospectus.